PROVISIONS AND CONTINGENCIES - Breakdown of changes in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROVISIONS AND CONTINGENCIES
Balances at the beginning	R$ 5,610,131	R$ 5,535,418
Additions (reversal), net (Note 27)	1,037,122	666,599
Other additions (reversal) (1)	13,697	(236,228)
Write-offs due to payment	(1,111,086)	(927,057)
Interest accruals	873,378	571,399
Balances at the closing	6,423,242	5,610,131
Current	702,314	417,653
Noncurrent	5,720,928	5,192,478
Labor
PROVISIONS AND CONTINGENCIES
Balances at the beginning	499,710	547,874
Additions (reversal), net (Note 27)	205,540	126,167
Other additions (reversal) (1)	583	6,390
Write-offs due to payment	(319,511)	(287,028)
Interest accruals	100,633	106,307
Balances at the closing	486,955	499,710
Current	206,279	176,582
Noncurrent	280,676	323,128
Tax
PROVISIONS AND CONTINGENCIES
Balances at the beginning	1,799,252	1,575,949
Additions (reversal), net (Note 27)	282,699	122,419
Write-offs due to payment	(118,579)	(24,763)
Interest accruals	183,997	125,647
Balances at the closing	2,147,369	1,799,252
Noncurrent	2,147,369	1,799,252
Civil
PROVISIONS AND CONTINGENCIES
Balances at the beginning	871,951	797,448
Additions (reversal), net (Note 27)	313,935	374,464
Other additions (reversal) (1)	683	(6,020)
Write-offs due to payment	(652,112)	(575,484)
Interest accruals	401,514	281,543
Balances at the closing	935,971	871,951
Current	295,722	180,965
Noncurrent	640,249	690,986
Regulatory
PROVISIONS AND CONTINGENCIES
Balances at the beginning	1,207,331	1,145,736
Additions (reversal), net (Note 27)	542,843	69,486
Write-offs due to payment	(20,884)	(39,782)
Interest accruals	256,954	31,891
Balances at the closing	1,986,244	1,207,331
Current	200,313	60,055
Noncurrent	1,785,931	1,147,276
Contingent consideration (PPA)
PROVISIONS AND CONTINGENCIES
Balances at the beginning	823,245	831,722
Additions (reversal), net (Note 27)	(278,995)	(18,631)
Interest accruals	(55,652)	10,154
Balances at the closing	488,598	823,245
Noncurrent	488,598	823,245
Provision for decommissioning
PROVISIONS AND CONTINGENCIES
Balances at the beginning	408,642	636,689
Additions (reversal), net (Note 27)	(28,900)	(7,306)
Other additions (reversal) (1)	12,431	(236,598)
Interest accruals	(14,068)	15,857
Balances at the closing	378,105	408,642
Current		51
Noncurrent	R$ 378,105	R$ 408,591